INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Deferred tax assets
Pensions	$ 518,782	$ 501,475
Compensation and benefits	909,894	930,284
Share-based compensation	518,126	436,740
Tax credit carryforwards	1,380,841	940,640
Net operating loss carryforwards	172,690	180,610
Deferred amortization deductions	842,471	852,513
Indirect effects of unrecognized tax benefits	315,145	356,841
Licenses and other intangibles	1,089,720	1,322,464
Leases	715,393	759,399
Capitalized research costs	363,135	0
Other	657,346	477,143
Total deferred tax assets	7,483,543	6,758,109
Valuation allowance	(1,480,678)	(1,056,022)
Deferred tax assets, net of valuation allowance	6,002,865	5,702,087
Deferred tax liabilities
Pensions	(205,411)	(146,553)
Revenue recognition	(77,864)	(106,580)
Investments in subsidiaries	(176,539)	(162,873)
Intangibles	(647,477)	(581,105)
Leases	(625,190)	(687,428)
Other	(510,786)	(334,932)
Total deferred tax liabilities	(2,243,267)	(2,019,471)
Net deferred tax assets	$ 3,759,598	$ 3,682,616